SCHEDULE OF CONTRACT LIABILITIES (Details) - USD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023
Contract Liabilities
Beginning balance	$ 102,563
Additions as a result of billings in advance of performance obligation under contracts	836,911	102,563
Decrease in contract liabilities as a result of recognizing revenue during the year was included in the contract liabilities at the beginning of the year	(102,563)
Ending balance	836,911	102,563
Revenue recognized that was included in contract liabilities	$ 102,563